Income Taxes - Summary of Significant Components of Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	$ (16,160)	$ (20,476)
(Charged) / credited to net earnings	4,106	4,384
(Charged) / credited to other comprehensive income	160	(72)
Impairment		4
Ending balance	(11,369)	(16,160)
Charge direct to equity - share-based payment transactions	359
Acquisition of subsidiary	(72)
Foreign exchange on translation	238
Property, plant and equipment [member]
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	25	38
(Charged) / credited to net earnings	131	(10)
(Charged) / credited to other comprehensive income		(3)
Ending balance	156	25
Intangibles
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	(17,300)	(19,112)
(Charged) / credited to net earnings	426	1,808
(Charged) / credited to other comprehensive income	14
Impairment		4
Ending balance	(16,679)	(17,300)
Acquisition of subsidiary	(72)
Foreign exchange on translation	253
Transaction costs
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance		4,284
Reclassification		(4,284)
Tax Losses
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	139	301
(Charged) / credited to net earnings	170	(174)
(Charged) / credited to other comprehensive income		12
Ending balance	308	139
Foreign exchange on translation	(1)
Other
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	976	(5,987)
(Charged) / credited to net earnings	3,379	2,760
Reclassification		4,284
(Charged) / credited to other comprehensive income	146	(81)
Ending balance	4,846	$ 976
Charge direct to equity - share-based payment transactions	359
Foreign exchange on translation	$ (14)